SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of accumulated other comprehensive income (loss)

Accumulated other comprehensive (loss) represents the sum of these items, with the exception of net income, as of the balance sheet date and is represented in the table below.

	As of December 31,
Accumulated Other Comprehensive Loss By Component:	2013	2012
Unrealized loss for pension and other postretirement obligations	$(1,637)	$(4,608)
Tax effect	655	1,843
Net unrealized loss for pension and other postretirement obligations	(982)	(2,765)
Unrealized loss on financial derivative instruments used in cash flow hedging relationships	(135)	(195)
Tax effect	54	78
Net unrealized loss on financial derivative instruments used in cash flow hedging relationships	(81)	(117)
Unrealized gains on available-for-sale securities	166	2,606
Tax effect	(67)	(1,042)
Net unrealized gains on available-for-sale securities	99	1,564
Unrealized loss on securities transferred to held-to-maturity	(1,302)	-
Tax effect	521	-
Net unrealized loss on securities transferred to held-to-maturity	(781)	-
Accumulated other comprehensive loss	$(1,745)	$(1,318)